Acquisition of the STC-MEMS Business (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2017	Jun. 30, 2017
Business Combinations [Abstract]
Schedule of bargain purchase

Purchase Consideration

Amount of consideration:	$4,576,591

Assets acquired and liabilities assumed at fair value
Land	$1,000,000
Building	3,000,000
STC-MEMS equipment	2,124,650
Inventory	96,049
Customer relationships	81,773
Net assets acquired	$6,302,472

Total net assets acquired	$6,302,472
Consideration paid	4,576,591
Gain on bargain purchase	$1,725,881

Schedule of pro-forma combined operations of the company with the STC-MEMS

The following presents the unaudited pro-forma combined results of operations of the Company with the STC-MEMS Business as if the entities were combined on July 1, 2016.

For the Three Months Ended September 30,
2016
Revenues, net	$470,812
Net loss allocable to common shareholders	$(3,174,868)
Net loss per share	$(0.20)
Weighted average number of shares outstanding	15,701,709

The following presents the unaudited pro-forma combined results of operations of the Company with the STC-MEMS Business as if the entities were combined on July 1, 2015.

	Year Ended	Year Ended
	June 30,	June 30,
	2017	2016
Revenues, net	$4,195,374	$5,314,499
Net (loss) allocable to common shareholders	$(13,907,072)	$(7,613,100)
Net (loss) per share	$(0.82)	$(0.57)
Weighted average number of shares outstanding	16,990,536	13,349,482